Business Optimization Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Optimization Charges

NOTE 6    BUSINESS OPTIMIZATION CHARGES

The company’s total charges (benefits) related to business optimization plans are presented below:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2015	2014	2015	2014

Charges	$—	$27	$3	$43
Reserve adjustments	—	—	(10)	(2)

Total business optimization expenses (benefits)	—	27	(7)	41

Discontinued operations	—	—	—	(8)

Business optimization expenses (benefits) in continuing operations	$—	$27	$(7)	$33

During the nine months ended September 30, 2015, the company adjusted its previously estimated business optimization charges due to changes in estimates resulting in a $10 million benefit. The nine months ended September 30, 2015 also included charges of $3 million in selling, general and administrative expenses primarily relating to re-alignment of certain functions. During the nine months ended September 30, 2014, the company recorded charges of $3 million in cost of sales, $4 million in selling, general and administrative expenses and $28 million in R&D expenses (with an additional $8 million recorded in discontinued operations), of which $1 million in cost of sales, $4 million in selling, general and administrative expenses, and $22 million in R&D expenses were recorded during the three months ended September 30, 2014. The charges during the nine months ended September 30, 2014 primarily related to re-alignment of certain R&D activities and rationalization of manufacturing facilities.

The following table summarizes activity in the reserves related to business optimization initiatives:

(in millions)

Reserves as of December 31, 2014	$60
Charges	3
Reserve adjustments	(10)
Separation-related adjustments and other	(20)
Utilization	(12)

Reserves as of September 30, 2015	$21

Separation-related adjustments and other included a reduction in the company’s business optimization reserves related to certain liabilities that were not transferred to Baxalta as part of the separation and the impact of cumulative translation adjustments.

The reserves are expected to be substantially utilized by the end of 2016. Management believes that these reserves are adequate. However, adjustments may be recorded in the future as the programs are completed.

NOTE 6    BUSINESS OPTIMIZATION CHARGES

The Company has historically participated in business optimization plans initiated by Baxter. The Company’s total charges related to these plans are presented below:

years ended December 31 (in millions)	2014	2013	2012

Cash expenses	$43	$50	$30
Non-cash expenses	—	83	14
Reserve adjustments	(10)	—	—

Total business optimization expenses	$33	$133	$44

Discontinued operations	(8)	(101)	—

Business optimization expenses in continuing operations	$25	$32	$44

These expenses primarily related to the Company’s costs associated with optimizing the overall cost structure on a global basis, as Baxter streamlined its international operations, rationalized its manufacturing facilities, enhanced its general and administrative infrastructure and re-aligned or cancelled certain R&D activities and programs. The 2014 expenses primarily included severance and other employee-related costs associated with the reorganization of certain R&D activities. The 2013 expenses included severance costs, as well as asset impairments and contract terminations associated with discontinued products and projects. In 2014, the Company refined its expectations and recorded adjustments to previous business optimization reserves that are no longer probable of being utilized. The total business optimization charges for the years ended December 31, 2014 and 2013, respectively, included severance and other non-cash impairment losses associated with the discontinuation of certain R&D programs associated with the vaccines business.

The business optimization charges are recorded as follows in the combined statements of income:

•	2014: $2 million in cost of sales, $1 million in selling, general and administrative expenses, and $22 million in R&D expenses (with an additional $8 million recorded in discontinued operations).

•	2013: $5 million in cost of sales, $3 million in selling, general and administrative expenses, and $24 million in R&D expenses (with an additional $101 million recorded in discontinued operations).

•	2012: $18 million in cost of sales, $10 million in selling, general and administrative expenses, and $16 million in R&D expenses.

The following table summarizes cash activity in the reserves related to business optimization initiatives:

(in millions)

Reserve at December 31, 2011	$36
Current year charges	30
Utilization	(21)

Reserve at December 31, 2012	45
Current year charges	50
Utilization	(31)

Reserve at December 31, 2013	64
Current year charges	43
Reserve adjustments	(10)
Utilization	(37)

Reserve at December 31, 2014	$60

The reserves are expected to be substantially utilized by the end of 2016. The Company believes that the reserves are adequate. However, adjustments may be recorded in the future as the programs are completed.